Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goldman Sachs Municipal Income Completion Fund | Separate Account Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	3.61%	5.80%	8.70%	(12.18%)	5.44%	5.89%